Disposal of Entities	12 Months Ended
Jun. 30, 2026
Disposal of Entities [Abstract]
DISPOSAL OF ENTITIES
4 -	DISPOSAL OF ENTITIES

Disposed Baijiayi

During the period from January 2025 to July 2026, the Group disposed the 51% equity interest of Baijiayi held by Group with consideration of nil. Upon closing, the Company no longer has any involvement in the operation of Baijiayi. The disposal of this subsidiary did not represent a strategic shift that had a major effect on the Company’s operations and financial results. As Baijiayi had negative net assets at the disposition date, the disposition resulted in a gain of $4,970, which was included in the consolidated statements of operations and comprehensive income (loss).

Disposed interest in Xinjiang BaiJiaYun Technology Co., Ltd.(“Xinjiang BaiJiaYun”)

In October 2025, the Company sold 36% of its interest in Xinjiang BaiJiaYun, a subsidiary of BaiJia Cloud Technology, the consolidated VIE. As a result of the sale, the Company ceased to have a controlling financial interest in Xinjiang BaiJiaYun and deconsolidated Xinjiang BaiJiaYun as of the closing date. The Company recognized a loss of $14,050 on the deconsolidation, which is included in the consolidated statements of operations and comprehensive income/ (loss). After the disposition, Xinjiang BaiJiaYun is accounted for as equity investment without readily determinable fair value.